Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventories
Schedule of inventories

Inventories

in € THOUS

	June 30,	December 31,
	2023	2022

Finished goods	1,406,390	1,310,995
Health care supplies	477,963	553,821
Raw materials and purchased components	318,815	306,994
Work in process	132,272	124,404
Inventories	2,335,440	2,296,214